Investment Portfolioas of August 31, 2022 (Unaudited)
DWS Floating Rate Fund
	Principal Amount ($)	Value ($)

Loan Participations and Assignments 87.1%
Senior Loans (a)
Communication Services 9.8%
Altice Financing SA, First Lien Term Loan, 3-month USD-LIBOR + 2.75%, 5.262%, 1/31/2026	783,349	756,911
Altice France SA:
Term Loan B12, 3-month USD-LIBOR + 3.688%, 6.2%, 1/31/2026	487,212	473,129
Term Loan B13, 3-month USD-LIBOR + 4.0%, 6.905%, 8/14/2026	488,579	475,204
AZZ Inc., Term Loan B, 30-day average SOFR + 4.25%, 30-day average SOFR + 4.35%, 6.805% - 6.977%, 5/13/2029	399,000	395,840
CCI Buyer, Inc., Term Loan, 3-month USD-LIBOR + 4.0%, 6.054%, 12/17/2027	424,625	409,498
CenturyLink, Inc., Term Loan B, 1-month USD-LIBOR + 2.25%, 4.774%, 3/15/2027	349,105	329,613
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3-month USD-LIBOR + 3.5%, 6.024% - 6.306%, 8/21/2026	1,084,337	1,007,079
Corporation Service Co., Term Loan B, 8/31/2029 (b)	300,000	295,875
Crown Subsea Communications Holding, Inc., Term Loan, 1-month USD-LIBOR + 4.75%, 7.123%, 4/27/2027	705,205	691,101
CSC Holdings LLC:
Term Loan B1, 1-month USD-LIBOR + 2.25%, 4.641%, 7/17/2025	453,045	440,872
Term Loan, 1-month USD-LIBOR + 2.25%, 4.641%, 1/15/2026	291,688	284,213
Cumulus Media New Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 6.274%, 3/31/2026	72,649	70,015
Cyxtera DC Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.0%, 5.79%, 5/1/2024	248,378	240,992
Diamond Sports Group LLC:
Term Loan, 1-month USD-LIBOR + 3.25%, 5.037%, 8/24/2026	229,945	42,828
Second Lien Term Loan, 30-day average SOFR + 3.25%, 5.637%, 8/24/2026	229,945	43,444
DirecTV Financing LLC, Term Loan, 1-month USD-LIBOR + 5.0%, 7.524%, 8/2/2027	391,650	375,788
iHeartCommunications, Inc., Term Loan, 1-month USD-LIBOR + 3.25%, 5.774%, 5/1/2026	440,000	427,240
MetroNet Systems Holdings LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.864%, 6.184%, 6/2/2028	435,616	423,419
NEP/NCP Holdco, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.25%, 5.774%, 10/20/2025	767,175	736,764
Northwest Fiber LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 6.127%, 4/30/2027	375,250	356,799
Numericable Group SA, Term Loan B11, 3-month USD-LIBOR + 2.75%, 5.556%, 7/31/2025	1,349,200	1,308,514
Sorenson Communications LLC, Term Loan, 3-month USD-LIBOR + 5.5%, 7.75%, 3/17/2026	190,312	184,484
Telesat Canada, Term Loan B5, 2-month USD-LIBOR + 2.75%, 5.34%, 12/7/2026	230,105	157,889
Uber Technologies, Inc., Term Loan B, 3-month USD-LIBOR + 3.5%, 6.57%, 2/25/2027	291,721	288,569
Univision Communications, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 2.75%, 5.274%, 3/15/2026	1,209,789	1,184,625
ViaSat, Inc., Term Loan, 30-day average SOFR + 4.5%, 7.07%, 3/2/2029	450,000	419,202
Virgin Media Bristol LLC, Term Loan N, 1-month USD-LIBOR + 2.5%, 4.891%, 1/31/2028	412,877	404,723

Xplornet Communications, Inc., Term Loan, 1-month USD-LIBOR + 4.0%, 6.524%, 10/2/2028	694,750	645,614
Zayo Group Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.0%, 5.524%, 3/9/2027	787,159	719,452
		13,589,696
Consumer Discretionary 12.1%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month USD-LIBOR + 1.75%, 4.274%, 11/19/2026	453,851	441,842
Adient U.S. LLC, Term Loan B, 1-month USD-LIBOR + 3.25%, 5.774%, 4/10/2028	195,525	192,043
Aimbridge Acquisition Co., Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 6.274%, 2/2/2026	346,816	321,672
Aristocrat Technologies, Inc., Term Loan B, 90-day average SOFR + 2.25%, 4.404%, 5/24/2029	200,000	198,250
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD-LIBOR + 2.75%, 5.274%, 12/23/2024	1,536,356	1,519,687
Carnival Corp., Term Loan B, 6-month USD-LIBOR + 3.25%, 6.127%, 10/18/2028	696,500	652,969
Clarios Global LP, Term Loan B, 1-month USD-LIBOR + 3.25%, 5.774%, 4/30/2026	701,531	685,922
CNT Holdings I Corp, Term Loan, 30-day average SOFR + 3.5%, 5.812%, 11/8/2027	425,174	416,860
Crocs, Inc., Term Loan B, 6-month USD-LIBOR + 3.5%, 4.449%, 2/20/2029	648,375	626,356
Crown Finance U.S., Inc.:
Term Loan, 3-month USD-LIBOR + 2.5%, 4.0%, 2/28/2025	720,581	466,879
Term Loan, 3-month USD-LIBOR + 2.75%, 4.25%, 9/30/2026	292,495	186,648
CWGS Group LLC, Term Loan B, 1-month USD-LIBOR + 2.5%, 4.891% - 4.993%, 6/3/2028	283,906	266,651
ECL Entertainment LLC, Term Loan, 3-month USD-LIBOR + 7.5%, 9.75%, 5/1/2028	371,250	370,322
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, 3-month USD-LIBOR + 3.25%, 6.056%, 11/24/2028	298,500	293,649
Great Outdoors Group LLC, Term Loan B1, 1-month USD-LIBOR + 3.75%, 6.274%, 3/6/2028	680,573	661,347
Harbor Freight Tools U.S.A., Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 5.274%, 10/19/2027	374,041	358,632
J&J Ventures Gaming LLC, Term Loan, 3-month USD-LIBOR + 4.0%, 6.25%, 4/26/2028	436,700	418,959
Les Schwab Tire Centers, Term Loan B, 3-month USD-LIBOR + 3.25%, 6.58%, 11/2/2027	497,475	486,488
Life Time Fitness, Inc., Term Loan B, 3-month USD-LIBOR + 4.75%, 7.82%, 12/16/2024	37,092	36,690
Mavis Tire Express Services Corp., Term Loan B, 30-day average SOFR + 4.0%, 6.375%, 5/4/2028	435,600	425,934
Mister Car Wash Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 5.524%, 5/14/2026	319,154	312,772
PAI Holdco, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 6.556%, 10/28/2027	217,250	211,765
Penn National Gaming, Inc., Term Loan B, 30-day average SOFR + 2.75%, 5.305%, 5/3/2029	571,000	561,225
Petco Health and Wellness Co., Inc., Term Loan B, 3-month USD LIBOR + 3.25%, 5.5%, 3/3/2028	629,563	612,253
PetSmart, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 6.27%, 2/11/2028	430,650	421,858
Playa Resorts Holding B.V., Term Loan B, 1-month USD-LIBOR + 2.75%, 5.27%, 4/29/2024	380,424	373,462
Playtika Holding Corp, Term Loan, 1-month USD-LIBOR + 2.75%, 5.274%, 3/13/2028	299,242	293,446
Rent-A-Center, Inc., First Lien Term Loan B, 3-month USD-LIBOR + 3.25%, 6.063%, 2/17/2028	370,313	360,014
Scientific Games International, Inc., Term Loan, 30-day average SOFR + 3.0%, 5.407%, 4/14/2029	800,000	788,500
SeaWorld Parks & Entertainment, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 5.563%, 8/25/2028	428,167	422,173
Sweetwater Borrower LLC, Term Loan B, 1-month USD-LIBOR + 4.25%, 6.813%, 8/7/2028	413,058	390,340
Tenneco, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 5.524%, 10/1/2025	469,064	465,204

Truck Hero, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 6.024%, 1/31/2028	429,563	393,318
U.S. Anesthesia Partners, Inc., Term Loan, 1-month USD-LIBOR + 4.25%, 6.623%, 10/1/2028	446,625	429,642
UFC Holdings LLC, Term Loan B, 3-month USD-LIBOR + 2.75%, 5.52%, 4/29/2026	316,498	308,427
Wand NewCo 3, Inc., Term Loan, 1-month USD-LIBOR + 3.0%, 5.524%, 2/5/2026	635,432	611,921
Weber-Stephen Products LLC, Term Loan B, 1-month USD-LIBOR + 3.25%, 5.774%, 10/30/2027	137,516	117,920
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 1-month USD- LIBOR + 2.75%, 5.28%, 5/18/2025	733,341	712,074
		16,814,114
Consumer Staples 5.9%
Arterra Wines Canada, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 5.75%, 11/24/2027	423,550	411,724
Birkenstock GmbH & Co. KG, Term Loan B, 6-month USD-LIBOR + 3.25%, 5.098%, 4/28/2028	435,600	421,988
Chobani LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 6.024%, 10/25/2027	425,750	412,181
City Brewing Co. LLC, Term Loan, 1-month USD-LIBOR + 3.5%, 5.873%, 4/5/2028	496,250	434,219
Coty Inc., Term Loan B, 1-month USD-LIBOR + 2.25%, 4.623%, 4/7/2025	199,082	193,462
Del Monte Foods, Inc., Term Loan, 1-month USD-LIBOR + 4.35%, 6.647%, 5/16/2029	450,000	436,221
Fertitta Entertainment LLC, Term Loan B, 1-month USD-LIBOR + 4.0%, 6.455%, 1/27/2029	485,613	468,041
IRB Holding Corp.:
Term Loan B, 1-month USD-LIBOR + 2.75%, 5.274%, 2/5/2025	732,780	719,730
Term Loan B, 1-month USD-LIBOR + 3.15%, 5.437%, 12/15/2027	847,100	821,865
Kronos Acquisition Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 6.82%, 12/22/2026	548,615	531,059
Naked Juice LLC, Term Loan, 1-month USD-LIBOR + 3.25%, 3-month USD-LIBOR + 3.25%, 5.404% - 5.677%, 1/24/2029	112,000	107,760
Ozark Holdings LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 6.274%, 12/16/2027	413,875	394,216
Shearer's Foods, Inc., Term Loan, 1-month USD-LIBOR + 3.5%, 6.024%, 9/23/2027	495,888	481,244
Sovos Brands Intermediate, Inc., Term Loan, 1-month USD-LIBOR + 3.5%, 6.024%, 6/8/2028	364,745	353,438
TKC Holdings, Inc., Term Loan, 3-month USD-LIBOR + 5.5%, 7.0%, 5/15/2028	735,258	662,078
Triton Water Holdings, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 5.75%, 3/31/2028	495,000	465,795
U.S. Foods, Inc., Term Loan B, 1-month USD-LIBOR + 2.0%, 4.493%, 9/13/2026	977,387	955,894
		8,270,915
Energy 3.5%
ABG Intermediate Holdings 2 LLC, Term Loan B1, 1-month USD-LIBOR + 3.6%, 6.055%, 12/21/2028	500,000	489,375
AL GCX Holdings LLC, Term Loan B, 90-day average SOFR + 3.75%, 6.066%, 5/17/2029	500,000	496,095
BCP Renaissance Parent LLC, Term Loan B3, 1-month USD-LIBOR + 3.5%, 5.53% - 5.877%, 10/31/2026	447,674	441,279
CQP Holdco LP, Term Loan B, 3-month USD LIBOR + 3.75%, 6.0%, 6/5/2028	435,600	428,304
Freeport LNG Investments, LLLP, Term Loan B, 3-month USD-LIBOR + 3.5%, 6.21%, 12/21/2028	493,761	475,315
GIP II Blue Holding LP, Term Loan B, 3-month USD-LIBOR + 4.5%, 6.75%, 9/29/2028	223,252	221,800
Gulf Finance LLC, Term Loan, 1-month USD-LIBOR + 6.75%, 9.13% - 9.28%, 8/25/2026	268,807	221,430
Medallion Midland Acquisition LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 6.274%, 10/18/2028	225,865	223,183
NorthRiver Midstream Finance LP, Term Loan B, 3-month USD-LIBOR + 3.25%, 5.527%, 10/1/2025	375,375	370,957
Oryx Midstream Services Permian Basin LLC, Term Loan B, 3-month USD-LIBOR + 3.25%, 6.211%, 10/5/2028	606,950	597,973

Parkway Generation LLC:
Term Loan B, 1-month USD-LIBOR + 4.75%, 7.274%, 2/18/2029	305,830	300,383
Term Loan C, 1-month USD-LIBOR + 4.75%, 7.274%, 2/18/2029	43,404	42,608
Southwestern Energy Co., Term Loan, 1-month USD-LIBOR + 2.5%, 4.704%, 6/22/2027	116,415	115,760
TransMontaigne Operating Co. LP, Term Loan B, 1-month USD-LIBOR + 3.5%, 5.868% - 5.877%, 11/17/2028	472,625	460,809
		4,885,271
Financials 6.5%
Acrisure LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 6.024%, 2/15/2027	721,676	693,559
Advisor Group, Inc., Term Loan, 1-month USD-LIBOR + 4.5%, 7.024%, 7/31/2026	880,681	861,558
AssuredPartners, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 6.024%, 2/12/2027	390,977	381,056
Asurion LLC:
Term Loan B8, 12/23/2026 (b)	350,000	321,689
Term Loan B6, 1-month USD-LIBOR + 3.125%, 5.649%, 11/3/2023	391,142	390,812
Term Loan B9, 1-month USD-LIBOR + 3.25%, 5.774%, 7/31/2027	497,995	457,324
Broadstreet Partners, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 5.524%, 1/27/2027	258,060	251,078
Change Healthcare Holdings LLC, Term Loan B, 1-month USD-LIBOR + 2.5%, 5.024%, 3/1/2024	775,977	772,527
CoreLogic, Inc., Term Loan, 1-month USD-LIBOR + 3.5%, 6.063%, 6/2/2028	873,400	753,308
Deerfield Dakota Holding LLC, Term Loan B, 30-day average SOFR + 3.75%, 6.205%, 4/9/2027	393,194	384,103
Edelman Financial Center LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 5.166%, 4/7/2028	362,897	349,094
Hub International Ltd., Term Loan B, 3-month USD-LIBOR + 3.0%, 5.547% - 5.766%, 4/25/2025	1,300,114	1,275,945
ION Trading Finance Ltd., Term Loan, 3-month USD-LIBOR + 4.75%, 7.0%, 4/3/2028	247,500	241,518
Sedgwick Claims Management Services, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 5.774%, 12/31/2025	938,493	920,896
VFH Parent LLC, Term Loan B, 1-month USD-LIBOR + 3.0%, 5.397%, 1/13/2029	500,000	488,540
Zacapa S.a.r.l., Term Loan, 3-month USD-LIBOR + 4.25%, 6.304%, 3/22/2029	448,875	435,128
		8,978,135
Health Care 7.5%
Amneal Pharmaceuticals LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 3-month USD-LIBOR + 3.5%, 5.813% - 6.063%, 5/4/2025	839,728	805,787
Athenahealth, Inc., Term Loan B, 30-day average SOFR + 3.5%, 5.8%, 2/15/2029	598,551	574,396
Avantor Funding, Inc., Term Loan B5, 1-month USD-LIBOR + 2.25%, 4.774%, 11/8/2027	326,098	321,723
Aveanna Healthcare LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 6.118%, 7/17/2028	354,304	307,508
CHG Healthcare Services Inc., Term Loan, 3-month USD-LIBOR + 3.25%, 4.75%, 9/29/2028	223,313	218,297
Embecta Corp, Term Loan B, 90-day average SOFR + 3.0%, 5.054%, 3/30/2029	288,408	282,518
eResearchTechnology, Inc., First Lien Term Loan, 1-month USD-LIBOR + 4.5%, 7.024%, 2/4/2027	424,584	405,516
Gainwell Acquisition Corp., Term Loan B, 3-month USD-LIBOR + 4.0%, 6.25%, 10/1/2027	1,071,936	1,050,502
Imprivata, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 6.274%, 12/1/2027	424,625	415,071
Jazz Financing Lux S.a.r.l., Term Loan, 1-month USD-LIBOR + 3.5%, 6.024%, 5/5/2028	376,200	369,716
Mallinckrodt International Finance S.A., Term Loan, 3-month USD LIBOR + 5.25%, 7.253%, 9/30/2027	543,536	427,467
Medical Solutions Holdings, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.5%, 6.377%, 11/1/2028 (PIK)	193,478	189,245
Medline Borrower LP, Term Loan B, 1-month USD-LIBOR + 3.25%, 5.774%, 10/23/2028	898,375	859,390

New Trojan Parent, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.25%, 5.65% - 5.774%, 1/6/2028	430,650	393,685
Option Care Health, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 5.274%, 10/27/2028	447,750	444,253
Owens & Minor, Inc., Term Loan B, 30-day average SOFR + 3.75%, 6.305%, 3/29/2029	349,125	347,088
Perrigo Investments LLC, Term Loan B, 30-day average SOFR + 2.5%, 4.907%, 4/20/2029	349,999	348,249
Radiology Partners, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 4.25%, 6.618% - 6.694%, 7/9/2025	200,000	187,166
RegionalCare Hospital Partners Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 6.274%, 11/16/2025	615,205	597,614
Sotera Health Holdings LLC, Term Loan, 1-month USD-LIBOR + 2.75%, 5.274%, 12/11/2026	435,000	424,125
Surgery Center Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 6.14%, 8/31/2026	956,312	930,869
Team Health Holdings, Inc., Term Loan B, 30-day average SOFR + 5.25%, 7.705%, 3/2/2027	345,395	309,706
Vizient, Inc., Term Loan B, 30-day average SOFR + 2.25%, 4.647%, 4/28/2029	250,000	249,454
		10,459,345
Industrials 19.8%
AI Aqua Merger Sub, Inc.:
Delayed Draw Term Loan, 7/31/2028 (b)	92,593	89,275
Term Loan B, 7/31/2028 (b)	407,407	392,810
First Lien Term Loan B, 1-month USD-LIBOR + 3.75%, 6.037%, 7/31/2028	220,003	212,441
Ali Group North America Corp., Term Loan B, 1-month USD-LIBOR + 2.0%, 4.57%, 7/30/2029	251,573	245,347
Amentum Government Services Holdings LLC, Term Loan B, 1-month USD-LIBOR + 4.0%, 6.524%, 1/29/2027	646,800	630,792
American Airlines, Inc.:
First Lien Term Loan, 1-month USD-LIBOR + 1.75%, 4.274%, 1/29/2027	748,222	691,054
Term Loan, 1-month USD-LIBOR + 2.0%, 4.391%, 12/15/2023	346,354	343,324
APi Group DE, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 5.274%, 1/3/2029	246,585	243,379
Arches Buyer, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 5.774%, 12/6/2027	421,400	399,365
Avis Budget Car Rental LLC, Term Loan C, 30-day average SOFR + 3.5%, 6.059%, 3/16/2029	249,375	245,480
AVSC Holding Corp., Term Loan B1, 3-month USD-LIBOR + 3.25%, 5.111%, 3/3/2025	520,624	482,637
Beacon Roofing Supply, Inc., Term Loan B, 1-month USD-LIBOR + 2.25%, 4.774%, 5/19/2028	249,370	244,441
Bingo Industries Ltd., Term Loan, 3-month USD-LIBOR + 3.5%, 5.75%, 7/14/2028	436,700	408,314
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 6.5% - 7.033%, 6/21/2024	660,631	605,891
BrightView Landscapes LLC, Term Loan B, 30-day average SOFR + 3.25%, 5.705%, 4/20/2029	500,000	488,750
Brown Group Holding LLC:
Term Loan B, 1-month USD-LIBOR + 2.5%, 5.024%, 6/7/2028	611,742	603,841
Term Loan B2, 30-day average SOFR + 3.75%, 6.205%, 7/2/2029	500,000	494,642
Camelot U.S. Acquisition 1 Co., Term Loan B, 1-month USD-LIBOR + 3.0%, 5.524%, 10/30/2026	748,892	733,098
Cobham Ultra Senior Co. S.a.r.l, Term Loan B, 12/24/2028 (b)	250,000	242,891
Covanta Holding Corp.:
Term Loan B, 1-month USD-LIBOR + 2.5%, 5.024%, 11/30/2028	231,576	227,524
Term Loan C, 1-month USD-LIBOR + 2.5%, 5.024%, 11/30/2028	17,843	17,531
CP Atlas Buyer, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 6.274%, 11/23/2027	425,697	396,120
Cushman & Wakefield U.S. Borrower LLC, Term Loan B, 1-month USD-LIBOR + 2.75%, 5.274%, 8/21/2025	569,516	555,278

Dynasty Acquisition Co., Inc.:
Term Loan B1, 1-month USD-LIBOR + 3.5%, 6.024%, 4/6/2026	924,058	893,625
Term Loan B2, 1-month USD-LIBOR + 3.5%, 6.024%, 4/6/2026	494,970	478,669
Filtration Group Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.0%, 5.524%, 3/29/2025	582,954	574,802
Garda World Security Corp., Term Loan B, 3-month USD-LIBOR + 4.25%, 7.24%, 10/30/2026	635,535	619,914
Gates Global LLC, Term Loan B3, 1-month USD-LIBOR + 2.5%, 5.024%, 3/31/2027	429,403	421,912
Hertz Corporation:
Term Loan B, 1-month USD-LIBOR + 3.25%, 5.78%, 6/30/2028	209,575	205,285
Term Loan C, 1-month USD-LIBOR + 3.25%, 5.78%, 6/30/2028	39,896	39,079
Hillman Group, Inc.:
Delayed Draw Term Loan, 1-month USD-LIBOR + 2.75%, 5.194%, 7/14/2028	5,829	5,682
Term Loan B1, 1-month USD-LIBOR + 2.75%, 5.194%, 7/14/2028	304,220	296,538
Inmar Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 4.0%, 6.524%, 5/1/2024	441,229	427,937
Instant Brands Holdings, Inc., Term Loan, 3-month USD-LIBOR + 5.0%, 7.076%, 4/12/2028	203,500	159,747
Intrado Corp., Term Loan, 1-month USD-LIBOR + 4.0%, 6.524%, 10/10/2024	373,555	307,269
Kenan Advantage Group, Inc.:
Term Loan B1, 1-month USD-LIBOR + 3.75%, 6.274%, 3/24/2026	1,280,500	1,251,958
Second Lien Term Loan, 1-month USD-LIBOR + 7.25%, 9.774%, 9/1/2027	225,000	205,875
Kestrel Bidco, Inc., Term Loan B, 3-month USD-LIBOR + 3.0%, 5.03%, 12/11/2026	247,462	228,349
Madison IAQ LLC, Term Loan, 6-month USD-LIBOR + 3.25%, 4.524%, 6/21/2028	286,728	277,409
Maxar Technologies Ltd., Term Loan B, 30-day average SOFR + 4.35%, 6.805%, 6/14/2029	250,000	240,781
McAfee LLC, Term Loan B, 30-day average SOFR + 3.75%, 6.157%, 3/1/2029	675,000	642,516
MI Windows and Doors LLC, Term Loan, 30-day average SOFR + 3.6%, 6.055%, 12/18/2027	264,411	260,842
Mileage Plus Holdings LLC, Term Loan B, 3-month USD-LIBOR + 5.25%, 7.313%, 6/21/2027	426,830	434,833
Mitchell International, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 6.734%, 10/15/2028	648,375	621,020
Peraton Corp., Term Loan B, 1-month USD-LIBOR + 3.75%, 6.274%, 2/1/2028	1,265,344	1,232,654
Prime Security Services Borrower LLC, Term Loan, 1-month USD-LIBOR + 2.75%, 5.107%, 9/23/2026	412,982	404,464
PUG LLC, Term Loan, 1-month USD-LIBOR + 3.5%, 6.024%, 2/12/2027	437,388	412,238
Quikrete Holdings, Inc., Term Loan B1, 1-month USD-LIBOR + 3.0%, 5.524%, 6/11/2028	598,500	580,638
Sabre GLBL Inc., First Lien Term Loan B, 30-day average SOFR + 5.0%, 7.555%, 6/30/2028	487,494	471,650
Solis IV BV, Term Loan B1, 90-day average SOFR + 3.5%, 6.34%, 2/26/2029	450,000	395,212
Spirit Aerosystems, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 6.274%, 1/15/2025	271,635	270,277
SRS Distribution Inc., Term Loan B, 3-month USD-LIBOR + 3.5%, 6.306%, 6/2/2028	498,741	483,245
Staples, Inc., 7 Year Term Loan, 3-month USD-LIBOR + 5.0%, 7.782%, 4/16/2026	475,193	420,969
Tempo Acquisition LLC, Term Loan B, 30-day average SOFR + 3.0%, 5.455%, 8/31/2028	836,538	825,663
Titan Acquisition Ltd., Term Loan B, 6-month USD-LIBOR + 3.0%, 5.877%, 3/28/2025	877,814	837,338
TransDigm, Inc.:
Term Loan E, 1-month USD-LIBOR + 2.25%, 4.774%, 5/30/2025	785,273	768,912
Term Loan F, 1-month USD-LIBOR + 2.25%, 4.774%, 12/9/2025	906,147	884,743
Travelport Finance (Luxembourg) S.a.r.l.:
Term Loan, 3-month USD-LIBOR + 1.5%, 3.75%, 2/28/2025	296,288	290,918
Term Loan, 3-month USD-LIBOR + 5.0%, 7.25%, 5/29/2026	297,719	224,033
United Airlines, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 6.533%, 4/21/2028	299,242	292,116
Veritas US Inc., Term Loan B, 3-month USD-LIBOR + 5.0%, 7.25%, 9/1/2025	293,786	236,988
Verscend Holding Corp., Term Loan B, 1-month USD-LIBOR + 4.0%, 6.524%, 8/27/2025	743,918	740,510

Vertiv Group Corp., Term Loan B, 1-month USD-LIBOR + 2.75%, 5.112%, 3/2/2027	157,600	152,412
WP CPP Holdings LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 3-month USD- LIBOR + 3.75%, 6.28% - 6.56%, 4/30/2025	98,293	87,931
		27,601,178
Information Technology 10.3%
Banff Merger Subsidiary, Inc.:
Term Loan, 1-month USD-LIBOR + 3.75%, 6.274%, 10/2/2025	913,246	883,871
Second Lien Term Loan, 1-month USD-LIBOR + 5.5%, 8.024%, 2/27/2026	250,000	240,000
CommerceHub, Inc., Term Loan B, 3-month USD-LIBOR + 4.0%, 6.25%, 12/29/2027	423,550	397,610
CommScope, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 5.774%, 4/6/2026	636,536	612,169
Cornerstone OnDemand, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 6.274%, 10/16/2028	468,825	442,454
ECI Macola Max Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.75%, 6.0%, 11/9/2027	211,828	207,803
Endure Digital Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 5.873%, 2/10/2028	425,700	400,692
Finastra U.S.A., Inc.:
First Lien Term Loan, 3-month USD-LIBOR + 3.5%, 6.871%, 6/13/2024	1,179,743	1,106,971
Second Lien Term Loan, 1-week USD-LIBOR + 7.25%, 8.489%, 6/13/2025	371,428	334,387
GoTo Group, Inc., Term Loan B, 1-month USD-LIBOR + 4.75%, 7.118%, 8/31/2027	492,500	386,982
Hyland Software, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.5%, 6.024%, 7/1/2024	98,718	97,695
Idera, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 6.13%, 3/2/2028	214,781	207,935
I-Logic Technologies Bidco Ltd., Term Loan B, 90-day average SOFR + 4.0%, 6.204%, 2/16/2028	294,531	289,807
Ivanti Software, Inc.:
Term Loan B, 1-month USD-LIBOR + 4.0%, 5.611%, 12/1/2027	429,563	369,065
Term Loan B, 3-month USD-LIBOR + 4.25%, 5.848%, 12/1/2027	426,780	367,097
MA FinanceCo. LLC, Term Loan B4, 3-month USD-LIBOR + 4.25%, 5.915%, 6/5/2025	284,889	282,486
Magenta Buyer LLC, First Lien Term Loan, 1-month USD-LIBOR + 4.75%, 7.25%, 7/27/2028	436,700	417,749
MH Sub I LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 6.274%, 9/13/2024	770,438	753,908
Mirion Technologies, Inc., Term Loan, 6-month USD-LIBOR + 2.75%, 5.627%, 10/20/2028	447,750	440,149
MKS Instruments, Inc., Term Loan B, 90-day average SOFR + 2.75%, 5.146%, 4/8/2029	300,000	297,626
NortonLifeLock, Inc., Term Loan B, 1/28/2029 (b)	450,000	437,850
Presidio Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3-month USD- LIBOR + 3.5%, 6.03% - 6.31%, 1/22/2027	234,220	231,683
Project Alpha Intermediate Holding, Inc., Term Loan B, 1-month USD-LIBOR + 4.0%, 6.53%, 4/26/2024	740,607	723,637
Proofpoint, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.25%, 6.32%, 8/31/2028	218,900	211,293
Riverbed Technology, Inc., Term Loan, 3-month USD-LIBOR + 6.0%, 7.63%, 12/7/2026	158,504	75,488
Seattle Spinco, Inc.:
Term Loan B3, 1-month USD-LIBOR + 2.75%, 5.274%, 6/21/2024	547,867	542,389
Term Loan B5, 1-month USD-LIBOR + 4.0%, 6.4%, 2/26/2027	447,750	443,273
Surf Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.5%, 5.165%, 3/5/2027	536,344	524,694
Ultimate Software Group, Inc., Term Loan, 3-month USD-LIBOR + 3.25%, 5.535%, 5/4/2026	851,751	826,956
Ultra Clean Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 6.274%, 8/27/2025	379,192	375,163
Verifone Systems, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.0%, 6.997%, 8/20/2025	718,662	667,457
VS Buyer LLC, Term Loan B, 1-month USD-LIBOR + 3.0%, 5.524%, 2/28/2027	252,583	248,479
Weld North Education LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 6.274%, 12/21/2027	211,775	207,076
Xperi Corp., Term Loan B, 1-month USD-LIBOR + 3.5%, 6.024%, 6/8/2028	327,857	322,326
		14,374,220

Materials 9.4%
Albaugh, LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 5.955% - 6.327%, 4/6/2029	399,000	398,252
Altium Packaging LLC, Term Loan B, 1-month USD-LIBOR + 2.75%, 5.274%, 2/3/2028	859,125	834,069
AMG Advanced Metallurgical Group N.V., Term Loan B, 1-month USD-LIBOR + 3.5%, 6.024%, 11/30/2028	298,500	290,851
Aruba Investments, Inc., Term Loan, 1-month USD-LIBOR + 4.0%, 6.444%, 11/24/2027	414,766	400,249
Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan B3, 3-month USD LIBOR + 1.75%, 4.0%, 6/1/2024	498,506	496,843
Berlin Packaging LLC, Term Loan B5, 1-month USD-LIBOR + 3.75%, 3-month USD- LIBOR + 3.75%, 6.01% - 6.13%, 3/11/2028	446,625	432,748
BWAY Holding Co., Term Loan B, 1-month USD-LIBOR + 3.25%, 5.623%, 4/3/2024	523,747	513,738
Caldic B.V., Term Loan B, 30-day average SOFR + 4.0%, 6.409%, 2/28/2029	448,875	423,626
Charter NEX U.S., Inc., Term Loan, 3-month USD-LIBOR + 3.75%, 6.556%, 12/1/2027	423,550	412,544
Chemours Co., Term Loan B, 1-month USD-LIBOR + 1.75%, 4.28%, 4/3/2025	398,836	390,277
CPC Acquisition Corp., Term Loan, 3-month USD-LIBOR + 3.75%, 6.0%, 12/29/2027	424,625	367,301
Diamond (BC) B.V., Term Loan B, 1-month USD-LIBOR + 2.75%, 3-month USD- LIBOR + 2.75%, 5.274% - 5.556%, 9/29/2028	398,000	384,649
GEON Performance Solutions LLC, Term Loan, 1-month USD-LIBOR + 4.5%, 7.024%, 8/18/2028	227,282	224,299
Illuminate Buyer LLC, Term Loan, 1-month USD-LIBOR + 3.5%, 6.024%, 6/30/2027	374,965	363,092
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 6.57%, 8/28/2026	332,331	327,761
Ineos U.S. Finance LLC, Term Loan B, 4/1/2024 (b)	248,696	246,400
Innophos, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 5.774%, 2/5/2027	215,050	211,555
Jadex, Inc., Term Loan, 1-month USD-LIBOR + 4.75%, 7.274%, 2/18/2028 (c)	429,562	399,493
LSF11 A5 Holdco LLC, Term Loan, 1-month USD-LIBOR + 3.5%, 5.77%, 10/15/2028	224,437	219,949
Perstorp Holding AB, Term Loan B, 6-month USD-LIBOR + 4.75%, 6.25%, 2/27/2026	123,092	122,168
Proampac PG Borrower LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 2-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 6.035% - 6.734%, 11/3/2025	491,217	479,551
Reynolds Group Holdings, Inc.:
Term Loan B2, 1-month USD-LIBOR + 3.25%, 5.774%, 2/5/2026	853,667	834,993
Term Loan B, 1-month USD-LIBOR + 3.5%, 6.024%, 9/24/2028	446,625	435,698
Ring Container Technologies Group LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 6.274%, 8/12/2028	220,890	217,301
Starfruit Finco BV, Term Loan B, 3-month USD-LIBOR + 2.75%, 5.0%, 10/1/2025	1,458,569	1,424,657
TricorBraun Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.25%, 5.774%, 3/3/2028	897,819	872,123
Trident TPI Holdings, Inc.:
Delayed Draw Term Loan, 3-month USD-LIBOR + 4.0%, 6.25%, 9/15/2028	34,382	33,372
Term Loan, 3-month USD-LIBOR + 4.0%, 6.25%, 9/15/2028	382,002	370,780
Tronox Finance LLC, Term Loan B, 1-month USD-LIBOR + 2.25%, 3-month USD- LIBOR + 2.25%, 4.5% - 4.774%, 3/10/2028	481,646	469,757
U.S. Silica Co., Term Loan B, 1-month USD-LIBOR + 4.0%, 6.563%, 5/1/2025	446,355	437,710
		13,035,806
Utilities 2.3%
APLP Holdings LP, Term Loan B, 3-month USD-LIBOR + 3.75%, 6.0%, 5/14/2027	245,590	244,210
Astoria Energy LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 6.024%, 12/10/2027	830,288	818,456
EFS Cogen Holdings I LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 5.76%, 10/1/2027	624,348	603,535
ExGen Renewables IV LLC, Term Loan, 3-month USD-LIBOR + 2.5%, 5.57%, 12/15/2027	396,664	392,521
Granite Generation LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 3-month USD- LIBOR + 3.75%, 6.0% - 6.274%, 11/9/2026	499,428	479,701

Lonestar II Generation Holdings LLC:
Term Loan B, 1-month USD-LIBOR + 5.0%, 7.524%, 4/20/2026	192,360	187,984
Term Loan C, 1-month USD-LIBOR + 5.0%, 7.524%, 4/20/2026	26,054	25,461
Pacific Gas & Electric Co., Term Loan, 1-month USD-LIBOR + 3.0%, 5.563%, 6/23/2025	422,413	415,815
		3,167,683
Total Loan Participations and Assignments (Cost $125,160,881)		121,176,363

Corporate Bonds 2.3%
Communication Services 0.7%
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	500,000	447,815
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	315,000	297,309
Radiate Holdco LLC, 144A, 4.5%, 9/15/2026	220,000	189,640
		934,764
Consumer Discretionary 0.7%
Caesars Entertainment, Inc., 144A, 6.25%, 7/1/2025	600,000	585,846
Clarios Global LP:
144A, 6.25%, 5/15/2026	45,000	44,500
144A, 6.75%, 5/15/2025	54,000	53,721
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	270,000	261,649
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028	60,000	53,928
		999,644
Energy 0.1%
Cheniere Energy, Inc., 4.625%, 10/15/2028	75,000	72,267
Financials 0.0%
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025	20,000	18,948
Health Care 0.0%
Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	30,000	27,270
Industrials 0.6%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	200,000	190,256
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	10,000	9,125
Prime Security Services Borrower LLC, 144A, 6.25%, 1/15/2028	308,000	271,173
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	68,000	69,066
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	250,000	227,500
		767,120
Information Technology 0.0%
Unisys Corp., 144A, 6.875%, 11/1/2027	39,000	32,538
Materials 0.2%
Arconic Corp., 144A, 6.125%, 2/15/2028	300,000	281,603
Real Estate 0.0%
Park Intermediate Holdings LLC, 144A, (REIT), 5.875%, 10/1/2028	60,000	55,116
Total Corporate Bonds (Cost $3,422,216)		3,189,270

	Shares	Value ($)

Common Stocks 0.2%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc.*	22,247	35,595
iHeartMedia, Inc. “A”*	1,111	9,833
		45,428
Energy 0.2%
Aquadrill LLC*	4,748	188,733
Information Technology 0.0%
Answers Corp.* (c)	2,219	0
Total Common Stocks (Cost $533,003)		234,161

Preferred Stocks 0.0%
Information Technology
Riverbed Technology, Inc.* (Cost $102,333)	1,386	6,930

Warrants 0.0%
Communication Services
iHeartMedia, Inc., Expiration Date 5/1/2039*	8,350	58,450
Windstream Services LLC*	551	8,954
Total Warrants (Cost $156,854)		67,404

Closed-End Investment Companies 0.4%
Nuveen Credit Strategies Income Fund (Cost $613,195)	95,370	514,044

Exchange-Traded Funds 4.8%
Invesco Senior Loan ETF	188,457	3,951,943
SPDR Blackstone Senior Loan ETF	50,000	2,141,500
Xtrackers USD High Yield Corporate Bond ETF (d)	17,415	594,548
Total Exchange-Traded Funds (Cost $7,151,227)		6,687,991

Cash Equivalents 5.9%
DWS Central Cash Management Government Fund, 2.09% (e) (Cost $8,181,575)	8,181,575	8,181,575

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $145,321,284)	100.7	140,057,738
Other Assets and Liabilities, Net	(0.7)	(964,843)
Net Assets	100.0	139,092,895
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 are as follows:
Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
Exchange-Traded Funds 0.4%
Xtrackers USD High Yield Corporate Bond ETF (d)
635,648	—	—	—	(41,100)	8,063	—	17,415	594,548
Cash Equivalents 5.9%
DWS Central Cash Management Government Fund, 2.09% (e)
10,191,197	14,668,465	16,678,087	—	—	29,705	—	8,181,575	8,181,575
10,826,845	14,668,465	16,678,087	—	(41,100)	37,768	—	8,198,990	8,776,123

*	Non-income producing security.
(a)
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of August 31, 2022. Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	All or a portion of the security represents unsettled loan commitments at August 31, 2022 where the rate will be determined at the time of settlement.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June of 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. Although the transition process away from LIBOR has become increasingly well defined, there remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
At August 31, 2022, the Fund had an unfunded loan commitments of $301,579, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Depreciation ($)
Athenahealth, Inc., Delayed Draw Term Loan, 2/15/2029	100,003	97,355	(2,648)
Aveanna Healthcare LLC, Delayed Draw Term Loan, 7/17/2028	82,603	72,054	(10,549)
Hillman Group, Inc., Delayed Draw Term Loan, 7/14/2028	67,545	65,839	(1,706)
Medical Solutions Holdings, Inc., Delayed Draw Term Loan, 11/1/2028	30,927	30,371	(556)
Trident TPI Holdings, Inc., Delayed Draw Term Loan, 9/15/2028	20,501	19,899	(602)
Total	301,579	285,518	(16,061)

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$—	$120,776,870	$399,493	$121,176,363
Corporate Bonds (a)	—	3,189,270	—	3,189,270
Common Stocks
Communication Services	45,428	—	—	45,428
Energy	—	188,733	—	188,733
Information Technology	—	—	0	0
Preferred Stocks	—	6,930	—	6,930
Warrants	—	67,404	—	67,404
Closed-End Investment Companies	514,044	—	—	514,044
Exchange-Traded Funds	6,687,991	—	—	6,687,991
Short-Term Investments	8,181,575	—	—	8,181,575
Total	$15,429,038	$124,229,207	$399,493	$140,057,738

Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitment (b)	$—	$(16,061)	$—	$(16,061)
Total	$—	$(16,061)	$—	$(16,061)
During the period ended August 31, 2022, the amount of transfers between Level 3 and Level 2 was $687,575. The investments transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Includes depreciation on unfunded loan commitments.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DFRF-PH1
R-080548-1 (1/23)